INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense (benefit)
A summary of the income tax (expense) benefit in the statements of income (loss) follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$—	$—	$40
Deferred (expense) benefit	21	24	(11)
Total	$21	$24	$29

Schedule Of Effective Income Tax Rate Reconciliation	The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expected income tax (expense) benefit	$23	$23	$8
Non-taxable investment income	2	1	1
Valuation allowance	(4)	—	—
Tax settlements/uncertain tax position release	—	—	8
Change in tax law	—	—	12
Income tax (expense) benefit	$21	$24	$29

Schedule Of Net Deferred Income Taxes	The components of the net deferred income taxes are as follows:

	December 31,
	2022		2021
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Net operating loss and credits	$17	$—	$24	$—
Reserves and reinsurance	258	—	215	—
DAC	—	80	—	74
Unrealized investment gains (losses)	82	—	—	27
Investments	—	132	—	131
Other	16	—	24	—
Valuation allowance	(85)	—	—	—
Total	$288	$212	$263	$232

Schedule Of Unrecognized Tax Benefits Reconciliation	A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2022	2021	2020
	(in millions)
Balance at January 1,	$1	$1	$4
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	—	—	(3)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	—
Balance at December 31,	$1	$1	$1

Unrecognized tax benefits that, if recognized, would impact the effective rate	$1	$1	$1